Finance Expense (Tables)	9 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of finance expense [Table Text Block]
	Three months ended December 31,		Nine months ended December 31,
	2025	2024	2025	2024
Interest and accretion on convertible loan	$175	$253	$556	$1,195
Interest on loans payable	92	109	243	334
Interest on term loan	32	57	116	165
Total	$299	$419	$915	$1,694